Offerings	Feb. 09, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.0001 per share
Amount Registered | shares	2,587,500
Proposed Maximum Offering Price per Unit	5.00
Maximum Aggregate Offering Price	$ 12,937,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,786.67
Offering Note	There is no current market for the securities or price at which the shares are being offered. Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

Pursuant to Rule 416 under the Securities Act, as amended, there is also being registered hereby such indeterminate number of additional Class A Ordinary Shares of the Registrant as may be issued or issuable because of stock splits, stock dividends, stock distributions, and similar transactions.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.0001 per share
Amount Registered | shares	1,725,000
Proposed Maximum Offering Price per Unit	5.00
Maximum Aggregate Offering Price	$ 8,625,000.00
Amount of Registration Fee	$ 1,191.11